Pensions and post-retirement benefits (Narrative) (Details) - GBP (£) £ in Millions			12 Months Ended
	Jun. 12, 2020	Dec. 11, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 11, 2020	Sep. 30, 2020	Sep. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Assets of benefit plan			£ 1,814	£ 2,108
Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan			(1,582)	(1,795)
Current service cost			53	58
Past service cost			4	0
Assets of benefit plan			1,814	2,108
Defined benefit obligations [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year			33,131	30,298	£ 28,237
Current service cost			232	226
Past service cost			4	0
Benefits paid			1,406	1,459
Defined benefit obligations [member] | Overseas [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year			866	760
Fair value of plan assets [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Bonds issued
Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets			34,713	32,093	29,722
Benefits paid			1,406	1,459
Fair value of plan assets [member] | Ordinary shares [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets
United Kingdom Retirement Fund (UKRF) [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			232
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Barclays Bank UK PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			93
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Barclays Execution Services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			£ 86
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan			The UKRF is the Barclays Bank Group’s main scheme, representing 97% of the Barclays Bank Group’s total retirement benefit obligations. Barclays Bank PLC is the principal employer of the UKRF. The UKRF was closed to new entrants on 1 October 2012, and comprises 10 sections
Description of regulatory framework in which plan operates			The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust Deed and Rules and all relevant legislation. The Corporate Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of the Barclays Bank Group. The Trustee Board comprises six Management Directors selected by Barclays Bank PLC, of whom three are independent Directors with no relationship with the Barclays Bank Group (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active members of the UKRF, deferred members or pensioner members who apply for the role.
Fair value of scheme assets			£ 33,915	31,362
Surplus (deficit) in plan			(1,807)	(2,058)
Benefits paid			1,370	1,410
Transfers out of the fund and contribution refunds			520	580
Assets of benefit plan			1,807	2,058
Deficit reduction contribution			1,000
Estimate of contributions expected to be paid to plan for next annual reporting period			£ 783	560
Scheme as a percentage of total retirement benefit obligations			97.00%
Defined benefit contributions paid			£ 748	1,231	741
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member] | Longevity swap
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets
Assets of benefit plan						£ 5,000
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member] | Barclays Bank PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool			£ 9,000
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member] | Barclays Bank PLC [member] | The Senior Notes [member] | Heron Issuer Limited [member]
Disclosure of net defined benefit liability (asset) [line items]
Notes issued	£ 750
Borrowings, maturity			These Senior Notes entitle the UKRF to semi-annual coupon payments for five years, and full repayment in cash in three equal tranches in 2023, 2024, and at final maturity in 2025.
Debt securities issued	750
Regulatory capital impact	250
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period			£ 9	7
United Kingdom Retirement Fund (UKRF) [member] | Discount rate [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions			The UKRF discount rate assumption for 2020 was based on a standard Willis Towers Watson RATE Link model. The UKRF discount rate assumption for 2019 was based on a variant of the standard Willis Towers Watson RATE Link model that included all bonds rated AA by at least one of the four major ratings agencies, and assumed that forward rates after year 30 were flat. The change in discount rate methodology as at 31 December 2020 led to a remeasurement gain of £1.2bn.
United Kingdom Retirement Fund (UKRF) [member] | Inflation rate [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions			The RPI inflation assumption for 2020 was set by reference to the Bank of England’s implied inflation curve. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the inflation assumptions is consistent with that used at the prior year end.
United Kingdom Retirement Fund (UKRF) [member] | Mortality rates [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions			The UKRF’s post-retirement mortality assumptions are based on a best estimate assumption derived from an analysis in 2019 of the UKRF’s own post-retirement mortality experience, and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2019 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.5% per annum in future improvements. The methodology used is consistent with the prior year end, except that the 2018 core projection model was used at 2019.
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2020 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan							£ 900
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan								£ 2,300
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member] | Barclays Bank PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contribution	500	£ 500
Regulatory capital impact	£ 500
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member] | Barclays Bank PLC [member] | The Senior Notes [member]
Disclosure of net defined benefit liability (asset) [line items]
Notes issued						£ 500
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member] | Barclays Bank PLC [member] | The Senior Notes [member] | Heron Issuer Limited [member]
Disclosure of net defined benefit liability (asset) [line items]
Borrowings, maturity			These Senior Notes entitle the UKRF to semi-annual coupon payments for five years, and full repayment in cash at maturity in 2024.
United Kingdom Retirement Fund (UKRF) [member] | Min [member] | UK [member] | Pension defined benefit plans [member] | Barclays Bank PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool			100.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of asset-liability matching strategies used by plan or entity to manage risk			A long-term investment strategy has been set for the UKRF, with its asset allocation comprising a mixture of equities, bonds, property and other appropriate assets. This recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified. The UKRF also employs derivative instruments, where appropriate, to achieve a desired exposure or return, or to match assets more closely to liabilities. The value of assets shown reflects the assets held by the schemes, with any derivative holdings reflected on a fair value basis.
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year			£ 32,108	29,304	27,301
Current service cost			217	210
Past service cost			0	0
Benefits paid			£ 1,370	1,410
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF			17 years
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | Min [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration of expected benefits are projected to be paid out			50 years
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | Within 10 years | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			25.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | In years 11 to 20 | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			30.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | In years 20 to 30 | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid			25.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets			£ 33,915	31,362	£ 29,036
Benefits paid			£ 1,370	1,410
Percentage of fair value of scheme assets invested in liability driven investment strategies			45.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | Discount rate [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Gain (loss) on remeasurement, net defined benefit liability (asset)			£ 1,200
Afterwork [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan			Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). An increase of up to 2% a year may also be added at Barclays Bank PLC’s discretion. The costs of ill-health retirements and death in service benefits for Afterwork members are borne by the UKRF.
Description of risks to which plan exposes entity			The main risks that the Barclays Bank Group runs in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
1964 Pension Scheme [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan			The 1964 Pension Scheme. Most employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April 2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan (PIP), a historic defined contribution section which is now closed to future contributions.
Description of risks to which plan exposes entity			The risks that the Barclays Bank Group runs in relation to the 1964 section are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
BPSP [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan			The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012, BPSP is not subject to the same investment return, inflation or life expectancy risks for the Barclays Bank Group that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Description of regulatory framework in which plan operates			The BPSP is a Group Personal Pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
BPSP [member] | UK [member] | Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period			£ 47	41
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan			Apart from the UKRF and the BPSP, the Barclays Bank Group operates a number of smaller pension and long-term employee benefits and post-retirement health care plans globally, the largest of which are the US defined benefit schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Description of regulatory framework in which plan operates			Similar principles of pension governance apply to the Barclays Bank Group’s other pension schemes, depending on local legislation.
Other [member] | Defined benefit obligations [member] | Post-employment medical defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year			£ 157	166
Section 75 contributions [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid